TRADE AND OTHER RECEIVABLES	12 Months Ended
Nov. 30, 2021
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.  TRADE AND OTHER RECEIVABLES

Accounting Policy

Trade accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period.

Accounting Estimates & Judgments

Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the statement of comprehensive loss. When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable, and the financial asset is written off.

6.  TRADE AND OTHER RECEIVABLES - continued

Explanatory information

	2021	2020
	$	$
Trade accounts receivable	28,741	25,692
Less: trade receivables valuation allowance	(1,679)	(589)
Net trade accounts receivable	27,062	25,103
Unbilled revenue on products/services transferred over time	387	366
GST recoverable	140	229
Government assistance receivable (Note 20)	114	1,075
Other receivables	908	—
Employee tax receivable (Note 17)	—	771
	28,611	27,544